Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Offsetting Financial Assets and Financial Liabilities

Offsetting Financial Assets and Financial Liabilities
(millions of Canadian dollars)					As at
					October 31, 2022
				Amounts subject to an enforceable master netting arrangement or similar agreement that are not offset in the Consolidated Balance Sheet 1,2
	Gross amounts of recognized financial instruments before balance sheet netting	Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	Net amount of financial instruments presented in the Consolidated Balance Sheet	Amounts subject to an enforceable master netting agreement	Collateral	Net Amount

Financial Assets
Derivatives	$121,791	$17,918	$103,873	$60,796	$18,887	$24,190

Securities purchased under reverse repurchase agreements	183,323	23,156	160,167	8,473	149,315	2,379

Total	305,114	41,074	264,040	69,269	168,202	26,569

Financial Liabilities
Derivatives	109,051	17,918	91,133	60,796	28,374	1,963

Obligations related to securities sold under repurchase agreements	151,180	23,156	128,024	8,473	118,391	1,160
Total	$260,231	$41,074	$219,157	$69,269	$146,765	$3,123

					October 31, 2021

Financial Assets
Derivatives	$60,692	$6,265	$54,427	$34,239	$9,774	$10,414

Securities purchased under reverse repurchase agreements	191,818	24,534	167,284	10,130	156,505	649

Total	252,510	30,799	221,711	44,369	166,279	11,063

Financial Liabilities
Derivatives	63,387	6,265	57,122	34,239	21,660	1,223

Obligations related to securities sold under repurchase agreements	168,631	24,534	144,097	10,130	133,626	341
Total	$232,018	$30,799	$201,219	$44,369	$155,286	$1,564

1	Excess collateral as a result of overcollateralization has not been reflected in the table.
2	Includes amounts where the contractual set-off rights are subject to uncertainty under the laws of the relevant jurisdiction.